Post-retirement pension and other defined benefit schemes - Scheme assets and obligations (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Scheme assets
Derivatives:	$ 120	$ (92)
Cash and cash equivalents	374	426
Other	188	315
Scheme deficit
Total fair value of scheme assets	5,848	6,479
Total value of scheme obligations	(7,079)	(7,907)
Included in other non-current receivables	99
Included in retirement benefit obligations	(1,330)
(Deficit)/surplus in the scheme as recognised in the Consolidated Statement of Financial Position	(1,231)	(1,428)
Company's own assets included in scheme assets	0	0
Non-current other receivables
Scheme deficit
Included in other non-current receivables		92
Retirement benefit obligations
Scheme deficit
Included in retirement benefit obligations		(1,520)
Quoted
Scheme assets
Cash and cash equivalents	34	58
Other	(6)	(1)
Scheme deficit
Total fair value of scheme assets	2,540	3,131
Unquoted
Scheme assets
Derivatives:	120	(92)
Cash and cash equivalents	340	368
Other	194	316
Scheme deficit
Total fair value of scheme assets	3,308	3,348
Scheme obligations
Scheme deficit
Total value of scheme obligations	(7,079)	(7,907)	$ (8,108)
Active membership
Scheme deficit
Total value of scheme obligations	(1,224)	(1,273)
Deferred membership
Scheme deficit
Total value of scheme obligations	(1,257)	(1,592)
Pensioners
Scheme deficit
Total value of scheme obligations	(4,598)	(5,042)
Government bonds
Scheme assets
Debt	1,929	2,495
Government bonds | Quoted
Scheme assets
Debt	1,929	2,495
Corporate bonds
Scheme assets
Debt	358	473
Corporate bonds | Quoted
Scheme assets
Debt	358	473
Investment funds: Listed Equities
Scheme assets
Investment funds:	435	377
Investment funds: Listed Equities | Quoted
Scheme assets
Investment funds:	38	53
Investment funds: Listed Equities | Unquoted
Scheme assets
Investment funds:	397	324
Investment funds: Absolute Return/Multi Strategy
Scheme assets
Investment funds:	1,483	1,605
Investment funds: Absolute Return/Multi Strategy | Quoted
Scheme assets
Investment funds:	5	5
Investment funds: Absolute Return/Multi Strategy | Unquoted
Scheme assets
Investment funds:	1,478	1,600
Investment funds: Corporate Bonds/Credit
Scheme assets
Investment funds:	961	880
Investment funds: Corporate Bonds/Credit | Quoted
Scheme assets
Investment funds:	182	48
Investment funds: Corporate Bonds/Credit | Unquoted
Scheme assets
Investment funds:	779	832
UK defined benefit plans
Scheme deficit
Total fair value of scheme assets	4,275	4,759
Total value of scheme obligations	(4,592)	(5,161)
Included in retirement benefit obligations	(317)
(Deficit)/surplus in the scheme as recognised in the Consolidated Statement of Financial Position	(317)	(402)
UK defined benefit plans | Retirement benefit obligations
Scheme deficit
Included in retirement benefit obligations		(402)
UK defined benefit plans | Quoted
Scheme assets
Cash and cash equivalents	32	53
Scheme deficit
Total fair value of scheme assets	2,268	2,809
UK defined benefit plans | Unquoted
Scheme assets
Derivatives:	(355)	(532)
Cash and cash equivalents	336	363
Scheme deficit
Total fair value of scheme assets	2,007	1,950
UK defined benefit plans | Scheme obligations
Scheme deficit
Total value of scheme obligations	(4,592)	(5,161)	(4,801)
UK defined benefit plans | Active membership
Scheme deficit
Total value of scheme obligations	(200)	(233)
UK defined benefit plans | Deferred membership
Scheme deficit
Total value of scheme obligations	(667)	(853)
UK defined benefit plans | Pensioners
Scheme deficit
Total value of scheme obligations	(3,725)	(4,075)
UK defined benefit plans | Government bonds | Quoted
Scheme assets
Debt	1,884	2,383
UK defined benefit plans | Corporate bonds | Quoted
Scheme assets
Debt	352	373
UK defined benefit plans | Investment funds: Listed Equities | Unquoted
Scheme assets
Investment funds:	374	321
UK defined benefit plans | Investment funds: Absolute Return/Multi Strategy | Unquoted
Scheme assets
Investment funds:	1,051	1,131
UK defined benefit plans | Investment funds: Corporate Bonds/Credit | Unquoted
Scheme assets
Investment funds:	601	667
UNITED STATES
Scheme deficit
Total fair value of scheme assets		160
Total value of scheme obligations		(154)
(Deficit)/surplus in the scheme as recognised in the Consolidated Statement of Financial Position		6
UNITED STATES | Non-current other receivables
Scheme deficit
Included in other non-current receivables		66
UNITED STATES | Retirement benefit obligations
Scheme deficit
Included in retirement benefit obligations		(60)
UNITED STATES | Quoted
Scheme assets
Cash and cash equivalents		5
Scheme deficit
Total fair value of scheme assets		160
UNITED STATES | Scheme obligations
Scheme deficit
Total value of scheme obligations		(154)	(1,022)
UNITED STATES | Active membership
Scheme deficit
Total value of scheme obligations		(45)
UNITED STATES | Deferred membership
Scheme deficit
Total value of scheme obligations		(2)
UNITED STATES | Pensioners
Scheme deficit
Total value of scheme obligations		(107)
UNITED STATES | Government bonds | Quoted
Scheme assets
Debt		61
UNITED STATES | Corporate bonds | Quoted
Scheme assets
Debt		94
SWEDEN
Scheme deficit
Total fair value of scheme assets	1,056	1,068
Total value of scheme obligations	(1,508)	(1,602)
Included in retirement benefit obligations	(452)
(Deficit)/surplus in the scheme as recognised in the Consolidated Statement of Financial Position	(452)	(534)
SWEDEN | Retirement benefit obligations
Scheme deficit
Included in retirement benefit obligations		(534)
SWEDEN | Unquoted
Scheme assets
Derivatives:	475	440
Cash and cash equivalents	2	2
Scheme deficit
Total fair value of scheme assets	1,056	1,068
SWEDEN | Scheme obligations
Scheme deficit
Total value of scheme obligations	(1,508)	(1,602)	(1,312)
SWEDEN | Active membership
Scheme deficit
Total value of scheme obligations	(543)	(553)
SWEDEN | Deferred membership
Scheme deficit
Total value of scheme obligations	(393)	(443)
SWEDEN | Pensioners
Scheme deficit
Total value of scheme obligations	(572)	(606)
SWEDEN | Investment funds: Absolute Return/Multi Strategy | Unquoted
Scheme assets
Investment funds:	420	461
SWEDEN | Investment funds: Corporate Bonds/Credit | Unquoted
Scheme assets
Investment funds:	159	165
Rest of Group
Scheme deficit
Total fair value of scheme assets	517
Total value of scheme obligations	(979)
Included in other non-current receivables	99
Included in retirement benefit obligations	(561)
(Deficit)/surplus in the scheme as recognised in the Consolidated Statement of Financial Position	(462)
Rest of Group | Quoted
Scheme assets
Cash and cash equivalents	2
Other	(6)
Scheme deficit
Total fair value of scheme assets	272
Rest of Group | Unquoted
Scheme assets
Cash and cash equivalents	2
Other	194
Scheme deficit
Total fair value of scheme assets	245
Rest of Group | Scheme obligations
Scheme deficit
Total value of scheme obligations	(979)	(1,144)
Rest of Group | Active membership
Scheme deficit
Total value of scheme obligations	(481)
Rest of Group | Deferred membership
Scheme deficit
Total value of scheme obligations	(197)
Rest of Group | Pensioners
Scheme deficit
Total value of scheme obligations	(301)
Rest of Group | Government bonds | Quoted
Scheme assets
Debt	45
Rest of Group | Corporate bonds | Quoted
Scheme assets
Debt	6
Rest of Group | Investment funds: Listed Equities | Quoted
Scheme assets
Investment funds:	38
Rest of Group | Investment funds: Listed Equities | Unquoted
Scheme assets
Investment funds:	23
Rest of Group | Investment funds: Absolute Return/Multi Strategy | Quoted
Scheme assets
Investment funds:	5
Rest of Group | Investment funds: Absolute Return/Multi Strategy | Unquoted
Scheme assets
Investment funds:	7
Rest of Group | Investment funds: Corporate Bonds/Credit | Quoted
Scheme assets
Investment funds:	182
Rest of Group | Investment funds: Corporate Bonds/Credit | Unquoted
Scheme assets
Investment funds:	$ 19
Rest of group (prior to 2024 disaggregation)
Scheme deficit
Total fair value of scheme assets		492
Total value of scheme obligations		(990)
(Deficit)/surplus in the scheme as recognised in the Consolidated Statement of Financial Position		(498)
Rest of group (prior to 2024 disaggregation) | Non-current other receivables
Scheme deficit
Included in other non-current receivables		26
Rest of group (prior to 2024 disaggregation) | Retirement benefit obligations
Scheme deficit
Included in retirement benefit obligations		(524)
Rest of group (prior to 2024 disaggregation) | Quoted
Scheme assets
Other		(1)
Scheme deficit
Total fair value of scheme assets		162
Rest of group (prior to 2024 disaggregation) | Unquoted
Scheme assets
Cash and cash equivalents		3
Other		316
Scheme deficit
Total fair value of scheme assets		330
Rest of group (prior to 2024 disaggregation) | Scheme obligations
Scheme deficit
Total value of scheme obligations		(990)	$ (973)
Rest of group (prior to 2024 disaggregation) | Active membership
Scheme deficit
Total value of scheme obligations		(442)
Rest of group (prior to 2024 disaggregation) | Deferred membership
Scheme deficit
Total value of scheme obligations		(294)
Rest of group (prior to 2024 disaggregation) | Pensioners
Scheme deficit
Total value of scheme obligations		(254)
Rest of group (prior to 2024 disaggregation) | Government bonds | Quoted
Scheme assets
Debt		51
Rest of group (prior to 2024 disaggregation) | Corporate bonds | Quoted
Scheme assets
Debt		6
Rest of group (prior to 2024 disaggregation) | Investment funds: Listed Equities | Quoted
Scheme assets
Investment funds:		53
Rest of group (prior to 2024 disaggregation) | Investment funds: Listed Equities | Unquoted
Scheme assets
Investment funds:		3
Rest of group (prior to 2024 disaggregation) | Investment funds: Absolute Return/Multi Strategy | Quoted
Scheme assets
Investment funds:		5
Rest of group (prior to 2024 disaggregation) | Investment funds: Absolute Return/Multi Strategy | Unquoted
Scheme assets
Investment funds:		8
Rest of group (prior to 2024 disaggregation) | Investment funds: Corporate Bonds/Credit | Quoted
Scheme assets
Investment funds:		$ 48